Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following tables and related disclosures provide information about (i) “compensation actually paid” to certain executive officers of the Company during the last three fiscal years ended December 31, 2024, 2023, and 2022, (ii) certain financial performance measures, and (iii) the relationship of the compensation actually paid to those financial performance measures.

This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K and does not necessarily reflect value actually realized by the executives or how our Compensation Committee evaluated compensation decisions in light of Company or individual performance. For discussion of how the Company’s executive compensation program is designed to support the Company’s business strategy, align the interests of our executives with our stockholders, and embody our Company’s overall compensation philosophy, please refer to the “Executive Compensation” section of this Proxy Statement.

Year	Summary Compensation Table Total for PEO(s) (1)(2)	Compensation Actually Paid to PEO(s) (1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs (1)(2)	Average Compensation Actually Paid to Non- PEO NEOs (1)(2)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (3)	Net Income (Loss) (in millions) (4)
2022	$1,424,613	$1,302,245	$400,727	$318,800	$32.65	$(5.80)
2023	$1,518,279	$1,366,539	$467,047	$457,134	$32.82	$(2.17)
2024	$1,036,352	$953,313	$732,491	$797,375	$10.06	$(16.29)

(1)

On August 16, 2023, in connection with the completion of the Merger, the Company’s executive officers were reconstituted. At the Effective Time of the Merger, (i) Dr. Alam, the President & Chief Executive Officer of EIP, was appointed as the Company’s President & Chief Executive Officer, (ii) Dr. Cobuzzi, the President & Chief Executive Officer of Diffusion, was appointed as the Company’s Chief Operating Officer, and (iii) Mr. Elder, the General Counsel & Corporate Secretary of Diffusion, continued as the Company’s General Counsel & Corporate Secretary. Mr. Elder was subsequently appointed as the Company’s Chief Financial Officer in June 2024. Accordingly, (x) the amounts set forth in the table with respect to PEO compensation include, (i) with respect to the years ended December 31, 2023 and 2022, compensation paid to Drs. Alam and Dr. Cobuzzi, and (ii) with respect to the year ended December 31, 2024, compensation paid to Dr. Alam and (y) the amounts set forth in the table with respect to non-PEO NEO compensation include, (i) with respect to the years ended December 31, 2023 and 2022, compensation paid to Mr. Elder and Kelly Blackburn, the Company’s Executive Vice President, Clinical Development, and (ii) with respect to the year ended December 31, 2024, compensation paid to Dr. Cobuzzi and Mr. Elder. For additional information regarding the compensation paid to Ms. Blackburn with respect to the years ended December 31, 2023, and 2022, please refer to our Definitive Proxy Statement on Schedule 14A, filed with the SEC on April 29, 2024.

PEO Total Compensation Amount	$ 1,036,352	$ 1,518,279	$ 1,424,613
PEO Actually Paid Compensation Amount	$ 953,313	1,366,539	1,302,245
Adjustment To PEO Compensation, Footnote

(2)

The table below shows the adjustments made to the compensation totals presented in the Summary Compensation Table for the NEOs in order to calculate “compensation actually paid” in accordance with Item 402(v) of Regulation S-K. Equity values are calculated in accordance with ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant, except as follows:

a.

the expected remaining term of vested shares as of each applicable vesting date was estimated using the simplified method based upon the award’s original contractual term and the vesting term of such shares;

b.	the risk-free interest rate for the expected term was estimated based upon the five-year interest rate as reported by the U.S. Federal Reserve Bank of St. Louis on the applicable measurement date; and
c.

the expected volatility of the price of the shares underlying the option awards for the award’s expected term was estimated based on upon the historical daily average volatility of the Company’s current comparable public company peer group during the 5.75 years preceding the applicable measurement date.

	2022		2023		2024
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Total	$1,424,613	$400,727	$1,518,279	$467,047	$1,036,352	$732,491
Less, value of Stock Awards reported in Summary Compensation Table	$166,640	$33,322	$451,424	$60,800	$228,549	$103,008
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$30,611	$6,122	$268,769	$41,752	$24,448	$24,696
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$(5,761)	$(33,258)	$296	$154	$(90,772)	$(40,685)
Plus, fair value as of vesting date of equity awards granted and vested in the year	$24,721	$4,941	$32,961	$10,239	$133,708	$135,062
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	$(5,299)	$(26,410)	$(2,342)	$(1,258)	$77,626	$48,819
Less, prior year-end fair value for any equity awards forfeited in the year	$0	$0	$0	$0	$0	$0
Compensation Actually Paid ($)	$1,302,245	$318,800	$1,366,539	$457,134	$953,313	$797,375

Non-PEO NEO Average Total Compensation Amount	$ 732,491	467,047	400,727
Non-PEO NEO Average Compensation Actually Paid Amount	$ 797,375	457,134	318,800
Compensation Actually Paid vs. Total Shareholder Return	Relationship of Compensation Actually Paid and Performance Measures
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 10.06	32.82	32.65
Net Income (Loss)	(16,290,000)	(2,170,000)	(5,800,000)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	228,549	451,424	166,640
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,448	268,769	30,611
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(90,772)	296	(5,761)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	133,708	32,961	24,721
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	77,626	(2,342)	(5,299)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	103,008	60,800	33,322
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,696	41,752	6,122
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(40,685)	154	(33,258)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	135,062	10,239	4,941
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	48,819	(1,258)	(26,410)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0